Schedule of Cash Flow, Supplemental Disclosures - Interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income taxes paid (refunds received)	€ 159	€ 141	€ 118
Interest paid	43	39	293
Interest received	€ 7	€ 12	€ 6